Commitments and Contingencies - Schedule of Future Commitments of Operating Lease (Details) (Brooklyn ImmunoTherapeutics, LLC) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
2020	$ 8,000	$ 635,000
2021	8,000	620,000
2022	8,000	634,000
2023		655,000
2024		670,000
Thereafter		932,000
Total operating lease payments	$ 50,000	4,146,000
Brooklyn Immunotherapeutics, LLC [Member] | Successor [Member]
2020		553,189
2021		571,470
2022		588,918
2023		606,864
2024		624,172
Thereafter		747,656
Total operating lease payments		$ 3,692,269